Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)
Product Information [Line Items]
Impairment of long-lived assets		$ 0	$ 0
Equity Method Investments
Insurance of deposit					100,000
Federal deposit insurance corporation					$ 250,000
Research and development expenses	$ 176,385	$ 226,884	$ 241,362	$ 167,734
United State Dollar [Member]
Product Information [Line Items]
Foreign currency, exchange rate	0.7774				0.7774
Singapore Dollar [Member]
Product Information [Line Items]
Foreign currency, exchange rate	1				1
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			8.30%	22.00%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			39.00%	25.10%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			13.40%	18.10%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			32.50%	22.80%
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			23.80%	17.00%
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			0.00%	7.90%
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	8.30%	8.30%		13.40%
Customer D [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	4.50%	4.50%		6.50%
Customer E [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	28.30%	28.30%	20.90%	10.70%
Customer E [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	0.80%	0.80%	3.00%	26.00%
Customer F [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	9.70%	9.70%	4.80%
Customer F [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	0.10%	0.10%	3.20%
Customer G [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	9.90%	9.90%
Customer G [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	5.10%	5.10%
Customer H [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	9.50%	9.50%
Customer H [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	0.00%	0.00%
Vendor A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	22.30%	22.30%	67.40%	34.60%
Vendor A [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	0.00%	0.00%
Vendor B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage				19.40%
Vendor C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	22.60%	22.60%	18.00%	18.30%
Vendor C [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	0.00%	0.00%
Vendor D [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	7.80%	7.80%		9.90%
Vendor D [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	0.00%	0.00%
Vendor E [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	22.10%	22.10%
Vendor E [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	100.00%	100.00%